UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2003

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Minoru Konno
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

/s/ Minoru Konno                   New York, NY                   7/22/03
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     119

Form 13F Information Table Value Total:     493,574
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.

  Item   1                     Item 2         Item 3     Item 4           Item 5         Item 6        Item 7        Item 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

3M CO                           COM           88579Y101   5,379    41,700    SH         SOLE                    41,700
ABBOTT LABS                     COM           002824100   7,356   168,100    SH         SOLE                   168,100
ADOBE SYS INC                   COM           00724F101   1,947    60,700    SH         SOLE                    60,700
AIR PRODS & CHEMS INC           COM           009158106   1,631    39,200    SH         SOLE                    39,200
AMBAC FINANCIAL GROUP           COM           023139108   2,392    36,100    SH         SOLE                    36,100
AMEREN CORP                     COM           023608102   2,139    48,500    SH         SOLE                    48,500
AMERICAN INTL GROUP INC         COM           026874107  11,496   208,330    SH         SOLE                   208,330
AMERISOURCEBERGEN CORP          COM           03073E105   1,103    15,900    SH         SOLE                    15,900
AMGEN INC                       COM           031162100   6,891   104,500    SH         SOLE                   104,500
ANHEUSER BUSCH COS INC          COM           035229103   6,366   124,700    SH         SOLE                   124,700
ANTHEM INC                      COM           03674B104   2,353    30,500    SH         SOLE                    30,500
AOL TIME WARNER INC             COM           00184A105   2,369   147,200    SH         SOLE                   147,200
APACHE CORP                     COM           037411105     976    15,005    SH         SOLE                    15,005
APPLIED MATLS INC               COM           038222105   1,267    80,000    SH         SOLE                    80,000
AT&T WIRELESS SVCS INC          COM           00209A106     880   107,200    SH         SOLE                   107,200
AUTOZONE INC                    COM           053332102   2,864    37,700    SH         SOLE                    37,700
AVON PRODS INC                  COM           054303102   9,479   152,400    SH         SOLE                   152,400
BALL CORP                       COM           058498106   1,804    39,650    SH         SOLE                    39,650
BANK OF AMERICA CORPORATION     COM           060505104   8,354   105,700    SH         SOLE                   105,700
BAXTER INTL INC                 COM           071813109     302    11,600    SH         SOLE                    11,600
BELLSOUTH CORP                  COM           079860102   2,588    97,200    SH         SOLE                    97,200
BEST BUY INC                    COM           086516101   2,995    68,200    SH         SOLE                    68,200
BOSTON SCIENTIFIC CORP          COM           101137107   2,139    35,000    SH         SOLE                    35,000
BURLINGTON RES INC              COM           122014103   2,320    42,900    SH         SOLE                    42,900
CAPITAL ONE FINANCIAL CORP      COM           14040H105   1,200    24,400    SH         SOLE                    24,400
CENTEX CORP                     COM           152312104     646     8,400    SH         SOLE                     8,400
CENTURYTEL INC                  COM           156700106   2,391    68,600    SH         SOLE                    68,600
CHARTER ONE FINL INC            COM           160903100   6,504   208,599    SH         SOLE                   208,599
CHEVRONTEXACO CORP              COM           166764100   4,765    66,000    SH         SOLE                    66,000
CINTAS CORP                     COM           172908105   2,193    61,900    SH         SOLE                    61,900
CISCO SYS INC                   COM           17275R102  10,278   612,200    SH         SOLE                   612,200
CITIGROUP                       COM           172967101  18,212   425,500    SH         SOLE                   425,500
CLEAR CHANNEL COMMUNICATIONS    COM           184502102   3,311    78,100    SH         SOLE                    78,100
COCA COLA CO                    COM           191216100   3,778    81,400    SH         SOLE                    81,400
COLGATE PALMOLIVE CO            COM           194162103   3,570    61,600    SH         SOLE                    61,600
COMCAST CORP NEW                CL A          20030N101   7,095   235,100    SH         SOLE                   235,100
COMPUTER SCIENCES CORP          COM           205363104   1,391    36,500    SH         SOLE                    36,500
CONOCOPHILLIPS                  COM           20825C104   2,797    51,037    SH         SOLE                    51,037
CVS CORPORATION                 COM           126650100   1,603    57,200    SH         SOLE                    57,200
DANAHER CORP DEL                COM           235851102   3,321    48,800    SH         SOLE                    48,800
PAGE TOTAL:                                             160,445


DARDEN RESTAURANTS INC          COM           237194105   1,076    56,700    SH         SOLE                    56,700
DELL COMPUTER CORP              COM           247025109   4,282   134,500    SH         SOLE                   134,500
DU PONT E I DE NEMOURS & CO     COM           263534109   4,156    99,800    SH         SOLE                    99,800
DUKE ENERGY CO                  COM           264399106     158     7,900    SH         SOLE                     7,900
E M C CORP MASS                 COM           268648102   1,165   111,300    SH         SOLE                   111,300
EOG RES INC                     COM           26875P101   2,962    70,800    SH         SOLE                    70,800
EXELON CORP                     COM           30161N101   3,104    51,900    SH         SOLE                    51,900
EXXON MOBIL CORP                COM           30231G102   9,160   255,100    SH         SOLE                   255,100
FAMILY DOLLAR STORES INC        COM           307000109     580    15,200    SH         SOLE                    15,200
FANNIE MAE                      COM           313586109   5,382    79,800    SH         SOLE                    79,800
FEDEX CORP                      COM           31428X106   1,917    30,900    SH         SOLE                    30,900
FIFTH THIRD BANCORP             COM           316773100   4,944    86,100    SH         SOLE                    86,100
FIRST DATA CORP                 COM           319963104   6,693   161,500    SH         SOLE                   161,500
FIRSTENERGY CORP                COM           337932107   2,061    53,600    SH         SOLE                    53,600
FOREST LABORATORIES             COM           345838106   1,199    21,900    SH         SOLE                    21,900
FRANKLIN RESOURCES INC          COM           354613101     852    21,800    SH         SOLE                    21,800
FREDDIE MAC                     COM           313400301     980    19,300    SH         SOLE                    19,300
GEN DYNAMICS                    COM           369550108     602     8,300    SH         SOLE                     8,300
GENERAL ELECTRIC                COM           369604103  21,160   737,800    SH         SOLE                   737,800
GOLDMAN SACHS GROUP INC         COM           38141G104   5,335    63,700    SH         SOLE                    63,700
HARLEY DAVIDSON INC             COM           412822108   4,624   116,000    SH         SOLE                   116,000
HEWLETT PACKARD CO              COM           428236103   1,495    70,200    SH         SOLE                    70,200
HOME DEPOT INC                  COM           437076102     749    22,600    SH         SOLE                    22,600
INTEL CORP                      COM           458140100   7,658   368,000    SH         SOLE                   368,000
INTERNATIONAL BUSINESS MACHS    COM           459200101  11,839   143,500    SH         SOLE                   143,500
JOHNSON & JOHNSON               COM           478160104   9,843   190,400    SH         SOLE                   190,400
JOHNSON CONTROLS INC.           COM           478366107   2,449    28,600    SH         SOLE                    28,600
JP MORGAN CHASE & COMPANY       COM           46625H100     646    18,900    SH         SOLE                    18,900
KOHLS CORP                      COM           500255104   3,226    62,800    SH         SOLE                    62,800
LEXMARK INTL INC CL A           CL A          529771107   2,526    35,700    SH         SOLE                    35,700
LILLY ELI & CO                  COM           532457108   3,386    49,100    SH         SOLE                    49,100
LOCKHEED MARTIN CORP            COM           539830109   3,025    63,600    SH         SOLE                    63,600
LOWE'S COMPANIES INC            COM           548661107   5,163   120,200    SH         SOLE                   120,200
MAGNA INTL INC                  CL A          559222401   2,381    35,400    SH         SOLE                    35,400
MANPOWER INC                    COM           56418H100   4,217   113,700    SH         SOLE                   113,700
MARSH & MCLENNAN COS INC        COM           571748102   9,279   181,700    SH         SOLE                   181,700
MASCO CORP                      COM           574599106   1,474    61,800    SH         SOLE                    61,800
MAXIM INTEGRATED PRODS INC      COM           57772K101     566    16,600    SH         SOLE                    16,600
MEDIMMUNE INC                   COM           584699102   2,251    61,900    SH         SOLE                    61,900
MEDTRONIC INC                   COM           585055106   4,816   100,400    SH         SOLE                   100,400
MERCK & CO.                     COM           589331107   5,340    88,200    SH         SOLE                    88,200
MERRILL LYNCH & CO INC          COM           590188108   2,115    45,300    SH         SOLE                    45,300
MGIC INVT CORP WIS              COM           552848103   1,231    26,400    SH         SOLE                    26,400
MICROSOFT CORP                  COM           594918104  20,417   796,300    SH         SOLE                   796,300
NEXTEL COMMUNICATIONS INC       CL A          65332V103   1,664    92,100    SH         SOLE                    92,100
NIKE INC                        CL B          654106103   3,092    57,800    SH         SOLE                    57,800
NOBLE CORPORATION               SHS           G65422100   1,863    54,300    SH         SOLE                    54,300
NORTHROP GRUMMAN CORP           COM           666807102     457     5,300    SH         SOLE                     5,300
ORACLE CORP                     COM           68389X105   3,222   268,300    SH         SOLE                   268,300
PEPSICO INC                     COM           713448108   6,671   149,900    SH         SOLE                   149,900
PAGE TOTAL:                                             205,453

PFIZER INC                      COM           717081103  20,043   586,900    SH         SOLE                   586,900
PPL CORP                        COM           69351T106   2,240    52,100    SH         SOLE                    52,100
PRAXAIR INC                     COM           74005P104   3,287    54,700    SH         SOLE                    54,700
PROCTER & GAMBLE                COM           742718109   8,989   100,800    SH         SOLE                   100,800
QUALCOMM INC                    COM           747525103     988    27,500    SH         SOLE                    27,500
QUEST DIAGNOSTICS INC           COM           74834L100   2,220    34,800    SH         SOLE                    34,800
ROHM & HAAS CO                  COM           775371107   1,651    53,200    SH         SOLE                    53,200
SBC COMMUNICATIONS INC          COM           78387G103   3,871   151,500    SH         SOLE                   151,500
SCHLUMBERGER LTD                COM           806857108   2,664    56,000    SH         SOLE                    56,000
STATE STR CORP                  COM           857477103   3,042    77,200    SH         SOLE                    77,200
SYSCO CORP                      COM           871829107     646    21,500    SH         SOLE                    21,500
TARGET CORP                     COM           87612E106   3,114    82,300    SH         SOLE                    82,300
TEXAS INSTRS INC                COM           882508104   1,153    65,500    SH         SOLE                    65,500
TJX COS INC /NEW/               COM           872540109     795    42,200    SH         SOLE                    42,200
TRANSOCEAN INC                  ORD           G90078109   1,964    89,400    SH         SOLE                    89,400
TYCO INTL LTD NEW               COM           902124106   2,012   106,000    SH         SOLE                   106,000
UNITED PARCEL SERVICE INC       CL B          911312106   3,032    47,600    SH         SOLE                    47,600
UNITED TECHNOLOGIES CORP        COM           913017109   3,492    49,300    SH         SOLE                    49,300
US BANCORP DEL                  COM NEW       902973304   6,059   247,300    SH         SOLE                   247,300
VERIZON COMMUNICATIONS          COM           92343V104   6,287   159,384    SH         SOLE                   159,384
VIACOM INC                      CL B          925524308   6,139   140,600    SH         SOLE                   140,600
WALGREEN CO                     COM           931422109   4,747   157,700    SH         SOLE                   157,700
WAL-MART STORES INC             COM           931142103  15,301   285,100    SH         SOLE                   285,100
WELLPOINT HEALTH NETWORK NEW    COM           94973H108   5,842    69,300    SH         SOLE                    69,300
WELLS FARGO & CO NEW            COM           949746101   9,354   185,600    SH         SOLE                   185,600
WILLIAMS COS INC DEL            COM           969457100   1,875   237,400    SH         SOLE                   237,400
WISCONSIN ENERGY CORP           COM           976657106   1,862    64,200    SH         SOLE                    64,200
XILINX INC                      COM           983919101     425    16,800    SH         SOLE                    16,800
XL CAP LTD                      CL A          G98255105   4,582    55,200    SH         SOLE                    55,200
PAGE TOTAL:                                             127,676
GRAND TOTAL:                                            493,574

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